Note 18 - Quarterly Results of Operations (Unaudited) (Details) - Quarterly Results of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013
Quarterly Results of Operations [Abstract]
Interest income	$ 2,981	$ 2,987	$ 2,984	$ 3,038	$ 3,005	$ 2,965	$ 2,905	$ 2,985	$ 3,000	$ 3,142	$ 5,968	$ 5,970	$ 11,992		$ 12,032
Interest expense	582	591	588	585	617	632	657	648	689	727	1,173	1,249	2,422		2,721
Net Interest Income	2,399	2,396	2,396	2,453	2,388	2,333	2,248	2,337	2,311	2,415	4,795	4,721	9,570		9,311
Provision for loan losses		100	150	150	150	150	150	175	2,973	746	100	300	600		4,044
Net Interest Income after Provision for Loan Losses	2,399	2,296	2,246	2,303	2,238	2,183	2,098	2,162	(662)	1,669	4,695	4,421	8,970		5,267
Non-interest income	162	162	177	184	182	181	170	159	162	159	324	363	724		650
Non-interest expenses	2,628	2,116	2,017	2,117	2,037	1,987	1,975	2,188	2,122	2,004	4,744	4,024	8,158		8,289
Income (Loss) before Income Taxes	(67)	342	406	370	383	377	293	133	(2,622)	(176)	275	760	1,536		(2,372)
Income tax expense (benefit)	(58)	115	160	127	132	129	100	44	(1,047)	(84)	57	261	548		(987)
Net Income (Loss)	$ (9)	$ 227	$ 246	$ 243	$ 251	$ 248	$ 193	$ 89	$ (1,575)	$ (92)	$ 218	$ 499	$ 988	$ (1,385)	$ (1,385)
Earnings (Loss) per share:
Basic and diluted (in Dollars per share)	$ 0.00	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.04	$ 0.02	$ (0.32)	$ (0.02)	$ 0.04	$ 0.10	$ 0.20		$ (0.28)